Other non-current assets (Details Narrative) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other non current assets related party	€ 3,350	€ 3,350